INCOME TAX EXPENSE (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income tax expense [Abstract]
Income tax	$ 120,369	$ 45,477
Deferred tax	(17,512)	(16,515)
Withholding tax expense	23,359	22,096
Income tax expense	$ 126,216	$ 51,058